Fees Summary	Jul. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,678,000
Previously Paid Amount	0.00
Total Fee Amount	563.10
Total Offset Amount	0.00
Net Fee	563.10
Narrative - Max Aggregate Offering Price	$ 3,678,000
Final Prospectus	true